Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	The share-based compensation expense was driven by the following share-based compensation plans and programs:

Compensation Plan	Year Ended December 31, 2022	For the Period from March 10, 2021 to December 31, 2021
MoonLake AG Restricted Founder Shares	$4,840,608	$8,837,092
ESPP	3,910,076	148,835
ESOP	539,713	66,982
MoonLake Immunotherapeutics 2022 Equity Incentive Plan	364,381	—
Total share-based compensation expense[1]	$9,654,778	$9,052,909
Of which: included in R&D expense	954,379	72,183
Of which: included in G&A expense	8,700,399	8,980,726
_________________
(1)In order to acquire the in-licensing agreement, the Company transferred to Merck KGaA, Darmstadt, Germany on April 28, 2021: (i) a cash consideration of $25.0 million; and (ii) an equity consideration of 99,000 Common Shares (the equivalent of 3,330,231 Class C Ordinary Shares) for a total payment of $1. The fair value of the equity consideration of $4,851,000 was recorded as share-based portion for the in-licensing agreement for the IPR&D asset (“In-licensing Agreement”) and does not belong to any compensation plan.

Schedule of Share-Based Payment Award, Non-Option Equity Instruments, Valuation Assumptions
The assumptions used in the valuation of the Restricted Founder Shares awarded are summarized below:

Grant date	4/28/2021
Estimated fair value per share of Restricted Founder Shares on the grant date ($) (1)	49
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders of MoonLake AG ($) (2)	336.39
Purchase price (CHF)	0.10
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(1)MoonLake AG estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer to Note 9 of the audited consolidated financial statements for the period ended December 31, 2021).
(2)MoonLake AG estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value ($360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Nonvested Restricted Stock Shares Activity

Grants awarded	Restricted Founder Shares
Program
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted for the period from March 10, 2021 to December 31, 2021	9,990,694
Repurchase of Common Shares following the resignation of a co-founder	(1,942,837)
Awards vested for the period from March 10, 2021 to December 31, 2021	(3,607,548)
Awards outstanding at January 1, 2022	4,440,309
Awards vested for the year ended December 31, 2022	(3,330,231)
Awards outstanding at December 31, 2022	1,110,078

Schedule of Nonvested Share Activity
The assumptions used in the valuation of the grants awarded under the ESPP for the period from March 10, 2021 to December 31, 2021, and for the year ended December 31, 2022 are summarized below:

Assumptions for the awards issued for the period from March 10, 2021 to December 31, 2021
Grant date	7/27/2021 & 9/9/2021
Estimated fair value per share of Common Shares on the grant date ($) (1)	49
Purchase price (CHF)	0.10
_________________
(1)The Company estimated the fair value of the Common Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the financial statements for the Period from March 10, 2021 to December 31, 2021)

Grant date	10/25/21
Estimated fair value per share of Common Shares on the grant date ($) (2)	336.39
Purchase price (CHF)	0.10
_________________
(2)The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Assumptions for the awards issued during the year ended December 31, 2022
Grant date	01/18/2022
Estimated fair value per share of Common Shares on the grant date ($) (1)	336.39
Purchase price (CHF)	0.10
_________________
(1)MoonLake AG estimated the fair value of the Common Shares by dividing the Company Enterprise Value ($360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded
Program	ESPP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted for the period from March 10, 2021 to December 31, 2021	1,060,561
Awards outstanding at January 1, 2022	1,060,561
Awards granted for the three months ended March 31, 2022	1,177,354
Awards outstanding at March 31, 2022	2,237,915
Awards granted for the three months ended June 30, 2022	—
Awards granted for the year ended December 31, 2022	1,177,354
Awards outstanding at December 31, 2022	2,237,915
Awards vested at December 31, 2022	307,794

Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The assumptions used in the valuation of the grants awarded under the ESPP for the period from March 10, 2021 to December 31, 2021, and for the year ended December 31, 2022 are summarized below:

Assumptions for the awards issued for the period from March 10, 2021 to December 31, 2021
Grant date	7/27/2021 & 9/9/2021
Estimated fair value per share of Common Shares on the grant date ($) (1)	49
Purchase price (CHF)	0.10
_________________
(1)The Company estimated the fair value of the Common Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the financial statements for the Period from March 10, 2021 to December 31, 2021)

Grant date	10/25/21
Estimated fair value per share of Common Shares on the grant date ($) (2)	336.39
Purchase price (CHF)	0.10
_________________
(2)The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Assumptions for the awards issued during the year ended December 31, 2022
Grant date	01/18/2022
Estimated fair value per share of Common Shares on the grant date ($) (1)	336.39
Purchase price (CHF)	0.10
_________________
(1)MoonLake AG estimated the fair value of the Common Shares by dividing the Company Enterprise Value ($360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded
Program	ESPP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted for the period from March 10, 2021 to December 31, 2021	1,060,561
Awards outstanding at January 1, 2022	1,060,561
Awards granted for the three months ended March 31, 2022	1,177,354
Awards outstanding at March 31, 2022	2,237,915
Awards granted for the three months ended June 30, 2022	—
Awards granted for the year ended December 31, 2022	1,177,354
Awards outstanding at December 31, 2022	2,237,915
Awards vested at December 31, 2022	307,794

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

Assumptions for the awards issued for the period from March 10, 2021 to December 31, 2021
Grant date	9/9/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(1)	32.93
Exercise price (CHF)	43.80
Expected term of the award on the grant date (years) (2)	6
Expected volatility of the share price (3)	75%
Risk-free interest rate (4)	1%
Expected dividend rate	—

Grant date	10/25/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(5)	336.30
Exercise price (CHF)	0.10
Expected term of the award on the grant date (years) (2)	6
Expected volatility of the share price (3)	75%
Risk-free interest rate (4)	1%
Expected dividend rate	—
_________________
(1)The Company assumed a fair value per Common Share of USD 49 when estimating the fair value of the option. The fair value per Common Share was determined with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the financial statements for the Period from March 30, 2021 to December 31, 2021).
(2)The expected term represents the period that share-based awards are expected to be outstanding.
(3)The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
(4)The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.
(5)The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196)

Weighted average assumptions for the awards issued during the year ended December 31, 2022
Grant dates	5/1/2022, 6/22/2022
Estimated fair value of the option on the grant date using Black-Scholes model ($) (1)	172.57
Exercise price (CHF)	27.25
Expected term of the award on the grant date (years) (2)	6
Expected volatility of the share price (3)	0.75
Risk-free interest rate (4)	3%
Expected dividend rate	0
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(1)MoonLake AG estimated the fair value of the Common Shares multiplying the MoonLake Immunotherapeutics closing date trading share price on the grant date by the Exchange Ratio.
(2)The expected term represents the period that share-based awards are expected to be outstanding.
(3)The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
(4)The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

Grant date	4/6/2022
Estimated fair value of the option on the grant date using Black-Scholes model ($)	8.25
Exercise price ($)	12.25
Expected term of the award on the grant date (years)	6
Expected volatility of the share price	75%
Risk-free interest rate	3%
Expected dividend rate	-

Share-Based Payment Arrangement, Option, Activity

Grants awarded
Program	ESOP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted for the period from March 10, 2021 to December 31, 2021	224,033
Awards outstanding at January 1, 2022	224,033
Awards granted for the year ended December 31, 2022	242,736
Awards outstanding at December 31, 2022	466,769
Awards exercisable at December 31, 2022	55,941

Grants awarded	MoonLake Immunotherapeutics 2022 Equity Incentive Plan
Program
Awards outstanding at January 1, 2022	—
Awards granted for the year ended December 31, 2022	180,000
Awards outstanding at December 31, 2022	180,000
Awards exercisable at December 31, 2022	—